Indebtedness	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Indebtedness
Indebtedness
Our principal debt obligations at December 31, 2017 were: (1) $570,000 of outstanding borrowings under our $750,000 unsecured revolving credit facility; (2) $550,000 aggregate outstanding principal amount of term loans; (3) an aggregate outstanding principal amount of $960,000 of public issuances of senior unsecured notes; and (4) $183,147 aggregate principal amount of mortgage notes.
Our $750,000 revolving credit facility, our $300,000 term loan and our $250,000 term loan are governed by a credit agreement, or our credit agreement, with a syndicate of institutional lenders that includes a number of features common to all of these credit arrangements. Our credit agreement also includes a feature under which the maximum aggregate borrowing availability may be increased to up to $2,500,000 on a combined basis in certain circumstances.
Our $750,000 revolving credit facility is available for general business purposes, including acquisitions. The maturity date of our revolving credit facility is January 31, 2019 and, subject to the payment of an extension fee and meeting other conditions, we have an option to extend the stated maturity date of our revolving credit facility by one year to January 31, 2020.  We can borrow, repay and reborrow funds available under our revolving credit facility until maturity and no principal repayment is due until maturity. We are required to pay interest at a rate of LIBOR plus a premium, which was 125 basis points per annum at December 31, 2017, on borrowings under our revolving credit facility.  We also pay a facility fee on the total amount of lending commitments under our revolving credit facility, which was 25 basis points per annum at December 31, 2017. Both the interest rate premium and the facility fee are subject to adjustment based upon changes to our credit ratings. As of December 31, 2017, the annual interest rate payable on borrowings under our revolving credit facility was 2.7% and the weighted average annual interest rate for borrowings under our revolving credit facility was 2.4%, 1.7% and 1.5%, for the years ended December 31, 2017, 2016 and 2015.  As of December 31, 2017 and February 23, 2018, we had $570,000 and $595,000 outstanding under our revolving credit facility.
Our $300,000 term loan, which matures on March 31, 2020, is prepayable without penalty at any time.  We are required to pay interest at a rate of LIBOR plus a premium, which was 140 basis points per annum at December 31, 2017, on the amount outstanding under our $300,000 term loan.  The interest rate premium is subject to adjustment based upon changes to our credit ratings.  As of December 31, 2017, the annual interest rate for the amount outstanding under our $300,000 term loan was 3.0%.  The weighted average annual interest rate under our $300,000 term loan was 2.5%, 1.9% and 1.6%, for the years ended December 31, 2017, 2016 and 2015, respectively.
Our $250,000 term loan, which matures on March 31, 2022, is prepayable without penalty at any time. We are required to pay interest at a rate of LIBOR plus a premium, which was 180 basis points per annum as of December 31, 2017, on the amount outstanding under our $250,000 term loan.  The interest rate premium is subject to adjustment based upon changes to our credit ratings.  As of December 31, 2017, the annual interest rate for the amount outstanding under our $250,000 term loan was 3.4%.  The weighted average annual interest rate under our $250,000 term loan was 2.9%, 2.3% and 2.0%,   for the years ended December 31, 2017, 2016 and 2015, respectively.
Our credit agreement and senior unsecured notes indentures and their supplements provide for acceleration of payment of all amounts due thereunder upon the occurrence and continuation of certain events of default, such as, in the case of our credit agreement, a change of control of us, which includes RMR LLC ceasing to act as our business and property manager.  Our credit agreement and our senior unsecured notes indentures and their supplements also contain a number of covenants, including covenants that restrict our ability to incur debts, require us to maintain certain financial ratios and, in the case of our credit agreement, restrict our ability to make distributions under certain circumstances.  We believe we were in compliance with the terms and conditions of the respective covenants under our credit agreement and senior unsecured notes indentures and their supplements at December 31, 2017.

On July 20, 2017, we issued $300,000 of 4.000% senior unsecured notes due 2022 in an underwritten public offering. The net proceeds from this offering of $295,399, after payment of the underwriters' discount and other offering expenses, were used to finance, in part, the FPO Transaction.

In May 2016, we issued $300,000 of 5.875% senior unsecured notes due 2046 in an underwritten public offering. In June 2016, the underwriters exercised an option to purchase an additional $10,000 of these notes. The net proceeds from this offering of $299,691, after offering expenses, were used to repay all amounts then outstanding under our revolving credit facility and for general business purposes

As described in Note 5, in connection with the FPO Transaction we assumed five mortgage notes with an aggregate principal balance of $167,548. We recorded these mortgage notes at their estimated fair value aggregating $167,936 on the date of acquisition. These mortgage notes are secured by five properties (five buildings). In November 2017, we repaid $10,000 of principal of one of these mortgage notes as part of our assumption agreement with the lender. In connection with the FPO Transaction, we acquired FPO's 50% and 51% interests in two unconsolidated joint ventures with two mortgage notes with an aggregate principal balance of $82,000, which are encumbered by two properties (three buildings) owned by such joint ventures.

Concurrently with our entering into the FPO merger agreement, we entered a commitment letter with a group of institutional lenders for a 364-day senior unsecured bridge loan facility in an initial aggregate principal amount of up to $750,000. In July 2017, we and the lenders terminated this commitment letter and bridge loan facility as a result of our issuance of the senior unsecured notes described above and the proceeds from the sale of our common shares in July 2017 (see Note 11 for more information regarding this sale), and we recognized a loss on extinguishment of debt of $1,715.

In February 2016, we repaid, at par, a $23,473 mortgage note requiring annual interest of 6.21% which was secured by one office property (one building) located in Landover, MD. This mortgage note was scheduled to mature in August 2016.  We recorded a loss on extinguishment of debt of $21 for the year ended December 31, 2017, which represented unamortized debt issuance costs related to this note.

In March 2016, we repaid, at par, an $83,000 mortgage note requiring annual interest of 5.55% which was secured by one office property (two buildings) located in Reston, VA.  This mortgage note was scheduled to mature in April 2016.  We recorded a gain on extinguishment of debt of $125 for the year ended December 31, 2017, which represented the net unamortized debt premium and debt issuance costs related to this note.

At December 31, 2017, eight of our consolidated properties (eight buildings) with an aggregate net book value of $432,562 are encumbered by eight mortgages for an aggregate principal amount of $183,147. Our mortgage notes are non-recourse, subject to certain limited exceptions and do not contain any material financial covenants.

None of our unsecured debt obligations require sinking fund payments prior to their maturity dates.

The required principal payments due during the next five years and thereafter under all our outstanding consolidated debt as of December 31, 2017 are as follows:

Year	Principal payment
2018	$3,672
2019	931,541
2020	338,433
2021	14,420
2022	575,518
Thereafter	399,563
	$2,263,147	(1)

(1)	Total consolidated debt outstanding as of December 31, 2017, net of unamortized premiums, discounts and certain issuance costs totaling $18,055 was $2,245,092.